Offerings	Nov. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of:
Maximum Aggregate Offering Price	$ 6,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 565.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value US$0.00015 per share (the "Class A Ordinary Shares"), of Creative Global Technology Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	One Class A Ordinary Share, or, in lieu thereof, a Pre-Funded Warrant
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value US$0.00015 per share (the "Class A Ordinary Shares"), of Creative Global Technology Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457 under the Securities Act. No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value US$0.00015 per share (the "Class A Ordinary Shares"), of Creative Global Technology Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457 under the Securities Act. No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Ordinary Shares included in the Units
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value US$0.00015 per share (the "Class A Ordinary Shares"), of Creative Global Technology Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457 under the Securities Act. No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 7,150,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 622.05
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value US$0.00015 per share (the "Class A Ordinary Shares"), of Creative Global Technology Holdings Limited (the "Company") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457 under the Securities Act. There will be issued one Warrant, each to purchase one Class A Ordinary Share, for every one Class A Ordinary Share or Pre-Funded Warrant offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants included in the Units proposed to be sold in the offering is $7,150,000, which is equal to 110% of $6,500,000, as each Unit will also include a Warrant to purchase one Class A Ordinary Share at an exercise price equal to 110% of the purchase price per Unit. The Warrants may be exercised, at the option of the holder, through a "zero exercise price" option, in which the holder is entitled to receive a number of Class A Ordinary Shares equal to the product of (a) the number of Class A Ordinary Shares that would be issuable upon exercise of the Warrant in accordance with the terms of such Warrant if such exercise were by means of a cash exercise rather than a cashless exercise and (b) the quotient obtained by dividing (i) the exercise price minus the lowest VWAP of the Class A Ordinary Shares during the five (5) trading days immediately prior to the applicable exercise date (such VWAP, the "Low Price") by (ii) 50% of the Low Price, provided that such "zero exercise price" option is only available when the applicable Low Price is lower than the then applicable exercise price and the Low Price shall in no event be lower than the floor price under the Warrant (the "Floor Price"), which is equal to one-seventh of the initial exercise price of the Warrants (US$0.286 based on an assumed public offering price of US$1.82 per Unit), subject to adjustment for share splits, share combinations and similar events, resulting in a maximum of twelve (12) Class A Ordinary Shares issuable upon exercise of each Warrant pursuant to such "zero exercise price" option, regardless of the final public offering price. The maximum number of Class A Ordinary Shares issuable under all Warrants (including the zero exercise price option) shall not exceed twelve (12) times the number of Warrants sold in the offering (42,857,136 Class A Ordinary Shares based on the assumed public offering price of US$1.82 per Unit). As such, holders of the Warrants may elect to be issued up to 42,857,136 Class A Ordinary Shares (or such greater number as equals twelve (12) times the number of Warrants actually sold) upon the zero exercise price option. Under this circumstance, the Company will not receive any cash proceeds from the exercise of the Warrants and as such we are calculating the amount of the registration fee pursuant to the maximum aggregate offering price based on the price at which the Warrants are exercised for cash.